Organization and Description of Business (Details) - USD ($)			3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Feb. 08, 2019	Feb. 08, 2016	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Jan. 31, 2017
Organization and Description of Business (Details) [Line Items]
Net loss (in Dollars)			$ (3,368,080)	$ (3,776,524)	$ (4,212,455)	$ (8,034,948)	$ (7,580,535)	$ (11,811,472)	$ (16,312,374)	$ (12,035,851)
Working capital deficit (in Dollars)							2,869,542
Net cash outflows operating activities (in Dollars)							$ (3,756,385)	(6,937,322)	$ (7,398,391)	$ (7,597,719)
Common stock issued											75,000
Percentage of common shares issued and outstanding												73.00%
Pre-stock split, description							forward split at a ratio of 1 to 3.141 and increase the number of our authorized shares of Common Stock		Pursuant to the Merger, all of the issued and outstanding common shares of BriVision were converted, at an exchange ratio of 0.2536-for-1, into an aggregate of 166,273,921 (52,936,583 pre-stock split) common shares of the Company and BriVision had become a wholly owned subsidiary of the Company.
Company reported (in Dollars)									$ 16,312,374
Working capital (in Dollars)									$ 2,832,282
Net cash outflows (in Dollars)				$ 7,398,391				$ 7,398,391
Share Exchange Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued		164,387,376							166,273,921
Pre-stock split		52,336,000							52,936,583
Percentage of common shares issued and outstanding									79.70%
Percentage of issued share capital									100.00%
BriVision Shareholders [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued									163,159,952
Pre-stock split									51,945,225
Share Exchange [Member]
Organization and Description of Business (Details) [Line Items]
Common stock issued									205,519,223
Pre-stock split									65,431,144
Merger Agreement [Member]
Organization and Description of Business (Details) [Line Items]
Aggregate of shares, issued	104,558,777